SSgA FUNDS

                          SUPPLEMENT DATED MAY 2, 2000

                             SSgA S&P 500 INDEX FUND
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 17, 1999

On May 2, 2000, shareholders(1) of the SSgA S&P 500 Index Fund passed several proposals that require revisions to the Fund's prospectus and SAI. Therefore, effective June 1, 2000, the following information is hereby added to the Fund's prospectus and SAI, as noted below:

Prospectus

"Principal Investment Strategies" is amended to add the following information:

Notwithstanding any investment strategy described below or any other applicable investment restriction, the fund may invest substantially all of its investable assets in a management investment company with substantially the same investment objectives, policies and restrictions as the fund.

In this structure, the fund will be a "feeder" fund that invests exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

"Principal Risks of Investing in the Fund" is amended to add the following information:

Investments in the Other Investment Company Funds. The investments of the fund may be concentrated in the shares of another investment company with substantially the same investment objectives, policies and restrictions as the fund. In that case, the fund's investment performance is directly related to the investment performance of the investment company shares that it holds (the "Master Fund"). The ability of the fund to meet its investment objective is directly related to the ability of the Master Fund to meet its objective. There can be no assurance that the investment objective of the fund or the Master Fund will be achieved.

Affiliated Persons. SSgA and the officers and trustees of the fund also serve as investment advisor, officers and trustees, respectively, of the Master Fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the fund and the Master Fund. The Trustees believe they have structured the fund to avoid these concerns. If a situation arises that may result in a conflict, the Trustees and officers of the fund will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

The "Annual Fund Operating Expenses" portion of the "Fees and Expenses of the Fund" Section is amended in its entirety as follows:


--------

(1) A majority of the shareholders of record of the Fund as of the close of business on March 3, 2000.

Annual Fund Operating Expenses
 (expenses that are deducted from fund assets)

     (as a percentage of average daily net assets)

     Management/Custody/Administration Fee(1)                          .045%

     Distribution and Service (12b-1) Fees(1, 2)                       .090

     Other Expenses(1)                                                 .057
                                                                      ------
     Gross Expenses                                                    .192
                                                                      ------
     Less Contractual Management Fee Reimbursement                    (.012)
                                                                      ------
     Total Net Annual Fund Operating Expenses(1)                       .180%
                                                                      ======


--------

(1) The Advisor has contractually agreed to reimburse the fund for all expenses in excess of .18% of average daily net assets on an annual basis until December 31, 2002. The total annual expenses shown above have been restated to reflect current fees and the reimbursement.

(2) The ratio includes .04% for 12b-1 Distribution and .05% for 12b-1 Shareholder Servicing Fees

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1 year                 3 years               5 years                10 years
       $18                    $58                  $157                   $356
       ===                    ===                  ====                   ====

The prospectus is further amended to correct a typographical error. The Average Annual Total Return for the S&P 500 Index as compared to the SSgA S&P 500 Index Fund for the period since the Fund's inception to December 31, 1998 should read 21.62% in the individual prospectus. The number appearing in the combined prospectus is correct.

Statement of Additional Information

"Investment Restrictions" is amended in its entirety as follows:


The fund is subject to the following investment restrictions. Restrictions 1 through 10 are fundamental and restrictions 11 through 13 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made.

1. The fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent its underlying index concentrates in those industries.

2. The fund will not borrow more than 33-1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

3. With respect to 75% of its total assets, the fund will not invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment (i) the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets or (ii) the Fund holds more than 10% of the voting securities of the issuer.

4. The fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

5. The fund will not purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in their respective Prospectuses.

6. The fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

7. The fund will not engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

8. The fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

9. The fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940
     Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

10. Notwithstanding the investment policies and restrictions of the fund, the fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the fund.

11. The fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

12. The fund will not invest more than 15% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

13. The fund will not make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                              SSgA YIELD PLUS FUND
                       PROSPECTUS DATED DECEMBER 17, 1999

Effective immediately, the portfolio manager primarily responsible for investment decisions regarding the SSgA Yield Plus Fund is Ms. Maria Pino, CFA and Principal of State Street Global Advisors. Ms. Pino managed non-ERISA assets in a short term (1 to 5 year) fixed income fund and a money market fund at Partners HealthCare System/Bringham and Women's Hospital since 1993. Prior to that, she managed fixed income assets for the Commonwealth of Massachusetts State Employees and Teachers Pension Fund. Ms. Pino has been working in the investment management field since 1981.

Ms. Pino holds a BS in Accounting from Providence College, an MA in Economics from Northeastern University, and an MBA from Boston University. Ms. Pino is a member of the Association for Investment Management and Research and the Boston Security Analysts Society. There are 10 other portfolio managers who assist in managing the Fund.

                            SSgA SPECIAL EQUITY FUND
                       PROSPECTUS DATED DECEMBER 17, 1999

Effective immediately, the portfolio manager primarily responsible for investment decisions regarding the SSgA Special Equity Fund is Mr. David Smith, CFA and Principal of State Street Global Advisors. He joined the firm in 1990. Previously, Mr. Smith, was the portfolio manager of the SSgA Tuckerman Active REIT Fund. He also has had extensive experience as an equity analyst in SSgA's Global Fundamental Strategies group with coverage experience in several industries including, financial services, REITs, communications, business services and cable television. He also has experience in managing diversified equity and fixed income portfolios for both SSgA's Private Asset Management and Charitable Asset Management clients. Mr. Smith holds a BA in Economics with a concentration in Financial Markets from the University of Massachusetts/Amherst and an MS in Finance from the Sawyer School of Management at Suffolk University. There are four other portfolio managers assisting with the management of the fund.

                         SSgA TUCKERMAN ACTIVE REIT FUND
                       PROSPECTUS DATED DECEMBER 17, 1999

Effective immediately, the portfolio manager primarily responsible for investment decisions regarding the SSgA Tuckerman Active REIT Fund is Mr. Arthur Hurley, CFA and Principal of State Street Global Advisors. He joined the firm in 1995. Mr. Hurley has worked on the SSgA Tuckerman Active REIT Fund team since its inception. Prior to his current responsibilities, Mr. Hurley was the lead analyst covering the apartment, retail, health care, and self-storage property types. Prior to joining the REIT team, Mr. Hurley worked for SSgA's Active Fixed Income Group, where he managed portfolios, traded fixed income instruments, and conducted credit analyses. Mr. Hurley graduated cum laude from the University of Massachusetts/ Dartmouth with a BA in Finance. There are two other portfolio managers who assist in managing the fund.

                        SSgA LIFE SOLUTIONS BALANCED FUND
                         SSgA LIFE SOLUTIONS GROWTH FUND
                   SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND
                       PROSPECTUS DATED DECEMBER 17, 1999

Effective immediately, the following table is revised in its entirety as follows, to reflect that: (1) the range of total international equities in which the applicable Underlying Funds can invest begins at 0%; and (2) the SSgA IAM SHARES Fund is hereby added as an Underlying Fund:

    ---------------------------------------------------------------------------------------------

    Asset Class/Underlying Fund                       Income and       Balanced      Growth
                                                      Growth
    ---------------------------------------------------------------------------------------------
     Range of Total Equities                             20-60%           40-80%        60-100%
    ---------------------------------------------------------------------------------------------
                                                       Weightings in each Underlying Fund
                                                              as of August 31, 1999 (%)
    ---------------------------------------------------------------------------------------------
         US Equities
    ---------------------------------------------------------------------------------------------
             S&P 500 Index Fund                           3.51             7.26         10.68
    ---------------------------------------------------------------------------------------------
             Matrix Equity Fund                          15.63            23.96         32.57
    ---------------------------------------------------------------------------------------------
             Small Cap Fund                               4.43             6.08          8.25
    ---------------------------------------------------------------------------------------------
             Growth and Income Fund                       0.00             0.00          0.00
    ---------------------------------------------------------------------------------------------
             Special Equity Fund                          0.00             0.00          0.00
    ---------------------------------------------------------------------------------------------
             Tuckerman Active REIT Fund                   0.00             0.00          0.00
    ---------------------------------------------------------------------------------------------
             Aggressive Equity Fund                       2.24             3.39          4.79
    ---------------------------------------------------------------------------------------------
             IAM SHARES Fund(1)                            --               --            --
    ---------------------------------------------------------------------------------------------
         International Equities(2)                        0-15%            0-20%         0-25%
    ---------------------------------------------------------------------------------------------
             Active International Fund                    9.05            13.23         17.74
    ---------------------------------------------------------------------------------------------
             Emerging Markets Fund                        0.91             1.58          2.17
    ---------------------------------------------------------------------------------------------
             International Growth                         0.00             0.00          0.00
                Opportunities Fund
    ---------------------------------------------------------------------------------------------
     Range of Bonds                                      40-80%           20-60%         0-40%
    ---------------------------------------------------------------------------------------------
             Bond Market Fund                            52.74            35.52         18.21
    ---------------------------------------------------------------------------------------------
             Intermediate Fund                            3.33             3.82          2.36
    ---------------------------------------------------------------------------------------------
             High Yield Bond Fund                         6.56             4.45          2.33
    ---------------------------------------------------------------------------------------------
             SSgA Yield Plus Fund                         0.00             0.00          0.00
    ---------------------------------------------------------------------------------------------
     Range of Short Term Assets                           0-20%            0-20%         0-20%
    ---------------------------------------------------------------------------------------------
             SSgA Money Market Fund                       1.60             0.71          0.90
    ---------------------------------------------------------------------------------------------
             SSgA US Government Money Market Fund(3)      0.00             0.00          0.00
    ---------------------------------------------------------------------------------------------


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(1)  Added as an Underlying Fund effective May 2, 2000 with a weighting of 0.00 across each Life Solutions Fund.

(2) International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

(3) Information about the SSgA US Government Money Market Fund is contained in its prospectus, which you may obtain by calling (800) 647-7327 or by accessing the SSgA Funds online at www.ssgafunds.com.